[LOGO OMITTED]
AllianceBernstein
   Investments
                                                   ALLIANCEBERNSTEIN VALUE FUNDS
                           -AllianceBernstein Global Real Estate Investment Fund
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Supplement dated February 16, 2012 to the Prospectus and Summary Prospectuses
dated March 1, 2011 of the AllianceBernstein Value Funds offering Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Global Real Estate Investment Fund and the Prospectus and Summary Prospectuses dated March 1, 2011 of the AllianceBernstein Value Funds offering Class A, Class R, Class K and Class I shares of AllianceBernstein Global Real Estate Investment Fund (the "Prospectuses").

AllianceBernstein Global Real Estate Investment Fund is hereinafter referred to as the Fund.

                               *     *     *     *     *

The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectuses for the Fund and reflects the person responsible for day-to-day management of the Fund's portfolio.

Employee                         Length of Service               Title
--------------------------------------------------------------------------------------------------------
Eric J. Franco                   Since 2012                      Senior Vice President of the Adviser

The following supplements certain information in the Prospectus under the heading "Management of the Funds - Portfolio Managers" in the Prospectus with respect to the Fund.

                                                                    Principal Occupation(s) During
Fund and Responsible Group       Employee; Year; Title                  the Past Five (5) Years
--------------------------------------------------------------------------------------------------------
AllianceBernstein Global         Eric J. Franco; since 2012;     Senior Vice President of the Adviser,
Real Estate Investment Fund      Senior Vice President of        with which he has been associated
                                 the Adviser                     in a substantially similar capacity as
                                                                 a portfolio manager since prior to 2007.
Global Real Estate Senior
Investment Management Team

                               *     *     *     *     *

This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectuses for future reference.

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